Interest-bearing bank borrowings - Disclosure of detailed information about borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Current borrowings	¥ 38,000		¥ 0
Non-current portion of non-current borrowings	465,155		0
Borrowings	503,155		0
Changes in liabilities arising from financing activities, Current	38,000
Changes in liabilities arising from financing activities, Non-current	465,155
Changes in liabilities arising from financing activities	503,155	$ 72,951
LPR+80BP
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 600,000
LPR+80BP | Borrowings Due On July First Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	LPR+80BP	LPR+80BP
Maturity	July 1, 2023	July 1, 2023
Current borrowings	¥ 20,000		0
Changes in liabilities arising from financing activities, Current	¥ 20,000
LPR+80BP | Borrowings Due On July First Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	LPR+80BP	LPR+80BP
Maturity	July 1, 2024	July 1, 2024
Non-current portion of non-current borrowings	¥ 20,000		0
Changes in liabilities arising from financing activities, Non-current	¥ 20,000
LPR+80BP | Borrowings Due On June Thirty Two Thousand And Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	LPR+80BP	LPR+80BP
Maturity	June 30, 2025	June 30, 2025
Non-current portion of non-current borrowings	¥ 445,155		0
Changes in liabilities arising from financing activities, Non-current	¥ 445,155
LPR+185BP | Borrowings Due On December Twenty Seven Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	LPR+185BP	LPR+185BP
Maturity	December 27, 2023	December 27, 2023
Current borrowings	¥ 18,000		¥ 0
Changes in liabilities arising from financing activities, Current	¥ 18,000